PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Purchase of equipment	$ 880	$ 1,598	$ 1,714
Depreciation expenses	1,102	$ 1,037	$ 653
Disposal of property, plant, and equipment	$ 4,155